ACQUISITIONS AND DECONSOLIDATION - Schedule of Fair Values of the Assets Acquired and the Liabilities Assumed in the Business Combination (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 31, 2018	Jan. 31, 2018
Intangible assets:
Goodwill	$ 4,181,616	$ 4,181,179		$ 3,940,565	$ 3,951,386
Non-redeemable non-controlling interest	$ (65,200)	$ (65,200)
On Location Events LLC [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 45,230
Restricted cash			86
Accounts receivable			10,316
Deferred costs			99,184
Other current assets			53,893
Property and equipment			4,361
Operating lease right-of-use assets			3,509
Other assets			74,193
Intangible assets:
Goodwill			387,542
Accounts payable and accrued expenses			(55,927)
Other current liabilities			(28,224)
Deferred revenue			(175,790)
Debt			(217,969)
Operating lease liabilities			(3,509)
Other liabilities			(24,377)
Non-redeemable non-controlling interest			(5,635)
Net assets acquired			441,102
On Location Events LLC [Member] | Trade names [Member]
Intangible assets:
Intangible assets			75,400
On Location Events LLC [Member] | Customer and client relationships [Member]
Intangible assets:
Intangible assets			$ 198,819
NeuLion Inc. [Member]
Business Acquisition [Line Items]
Cash and cash equivalents						$ 58,495
Accounts receivable						15,196
Other current assets						780
Property and equipment						7,213
Other assets						522
Intangible assets:
Goodwill						164,030
Accounts payable and accrued expenses						(31,421)
Other current liabilities						(642)
Deferred revenue						(7,660)
Other liabilities						(9,625)
Net assets acquired						248,888
NeuLion Inc. [Member] | Trade names [Member]
Intangible assets:
Intangible assets						6,600
NeuLion Inc. [Member] | Customer and client relationships [Member]
Intangible assets:
Intangible assets						9,000
NeuLion Inc. [Member] | Internally developed software [Member]
Intangible assets:
Intangible assets						$ 36,400
One Sixty Over Ninety ParentCo, LLC [Member]
Business Acquisition [Line Items]
Cash and cash equivalents							$ 3,757
Accounts receivable							17,441
Other current assets							6,012
Property and equipment							2,176
Other assets							1,916
Intangible assets:
Goodwill							156,056
Accounts payable and accrued expenses							(10,390)
Deferred revenue							(2,500)
Other liabilities							(9,610)
Net assets acquired							249,258
One Sixty Over Ninety ParentCo, LLC [Member] | Trade names [Member]
Intangible assets:
Intangible assets							19,300
One Sixty Over Ninety ParentCo, LLC [Member] | Customer and client relationships [Member]
Intangible assets:
Intangible assets							$ 65,100